                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-4659

Exact name of registrant as specified in charter:
Lincoln National Convertible Securities Fund, Inc.

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1.  Reports to Stockholders




                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)










SEMIANNUAL REPORT JUNE 30, 2004
--------------------------------------------------------------------------------
                              LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.






















[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                          1

   Statement of Operations                          3

   Statements of Changes in Net Assets              4

   Financial Highlights                             5

   Notes to Financial Statements                    6

   Important Fund Information                       8
------------------------------------------------------























Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

STATEMENT                     LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
  OF NET ASSETS               June 30, 2004 (Unaudited)


                                              Principal         Market
                                               Amount           Value

CONVERTIBLE BONDS - 47.91%
Aerospace & Defense - 1.83%
  EDO 5.25% 4/15/07                          $1,500,000       $1,576,875
                                                              ----------
                                                               1,576,875
                                                              ----------
Automobiles & Automotive Parts - 1.13%
  Sonic Automotive 5.25% 5/7/09               1,000,000          973,750
                                                              ----------
                                                                 973,750
                                                              ----------
Banking, Finance & Insurance - 2.33%
  PMI Group 2.50% 7/15/21                     1,750,000        2,010,313
                                                              ----------
                                                               2,010,313
                                                              ----------
Cable, Media & Publishing - 6.07%
  EchoStar Communications
    5.75% 5/15/08                             1,000,000        1,033,750
  Liberty Media (Convertible to Motorola)
    3.50% 1/15/31                             1,000,000          907,500
  Liberty Media (Convertible to Viacom)
    3.25% 3/15/31                             1,000,000          900,000
  Mediacom Communications
    5.25% 7/1/06                              2,500,000        2,390,625
                                                              ----------
                                                               5,231,875
                                                              ----------
Computers & Technology - 1.28%
  EMC 4.50% 4/1/07                            1,000,000        1,101,250
                                                              ----------
                                                               1,101,250
                                                              ----------
Diversified Manufacturing - 1.92%
  Tyco International 2.75% 1/15/18            1,100,000        1,658,250
                                                              ----------
                                                               1,658,250
                                                              ----------
Electronics & Electrical Equipment - 6.15%
  Amkor Technology 5.75% 6/1/06               2,500,000        2,450,000
 +ON Semiconductor 144A
   0.00% 4/15/24                              2,000,000        1,587,500
++Saks 144A 2.00% 3/15/24                     1,275,000        1,265,438
                                                              ----------
                                                               5,302,938
                                                              ----------
Energy - 3.35%
  Centerpoint Energy 3.75% 5/15/23            2,530,000        2,884,200
                                                              ----------
                                                               2,884,200
                                                              ----------
Engineering - 1.81%
  Fluor 1.50% 2/15/24                         1,500,000        1,558,125
                                                              ----------
                                                               1,558,125
                                                              ----------
Food, Beverage & Tobacco - 3.84%
 *Brinker International 2.27% 10/10/21        2,000,000        1,327,500
++Bunge Limited 144A 3.75% 11/15/22           1,500,000        1,978,125
                                                              ----------
                                                               3,305,625
                                                              ----------
Healthcare & Pharmaceuticals - 11.51%
  AmerisourceBergen 5.00% 12/1/07               900,000        1,064,250
  Cephalon 2.50% 12/15/06                     1,000,000          966,250
  CV Therapeutics 4.75% 3/7/07                2,000,000        2,035,000
  Fisher Scientific 3.25% 3/1/24              1,500,000        1,563,750
 *Laboratory Corporation of America
   1.519% 9/11/21                             2,550,000        1,848,750
  Medarex 4.50% 7/1/06                        1,000,000        1,018,000
  Province Healthcare 4.25% 10/10/08          1,400,000        1,431,500
                                                              ----------
                                                               9,927,500
                                                              ----------
Industrial Machinery - 0.89%
++Solectron 144A 0.50% 2/15/34                  825,000          764,156
                                                              ----------
                                                                 764,156
                                                              ----------

                                             Principal           Market
                                               Amount            Value


CONVERTIBLE BONDS (continued)
Leisure, Lodging & Entertainment - 1.78%
 ++Regal Entertainment 144A
     3.75% 5/15/08                           $1,270,000       $ 1,533,525
                                                              -----------
                                                                1,533,525
                                                              -----------
Retail - 2.00%
  *TJX 1.75% 2/13/21                          2,000,000         1,720,000
                                                              -----------
                                                                1,720,000
                                                              -----------
Transportation & Shipping - 2.02%
 ++ExpressJet 144A 4.25% 8/1/23                 750,000           734,063
 ++Northwest Airlines Convertible 144A
     7.625% 11/15/23                          1,250,000         1,007,812
                                                              -----------
                                                                1,741,875
                                                              -----------
TOTAL CONVERTIBLE BONDS
 (cost $37,529,222)                                            41,290,257
                                                              -----------
                                             Number of
                                               Shares

CONVERTIBLE PREFERRED STOCK - 31.35%
Aerospace & Defense - 1.54%
  Northrop Grumman 7.25%                         12,500         1,329,000
                                                              -----------
                                                                1,329,000
                                                              -----------
Automobiles & Automotive Parts - 5.29%
  Ford Capital Trust II 6.50%                    20,000         1,095,200
  General Motors 5.25%                           70,000         1,729,700
  Tower Automotive Capital Trust 6.75%           60,650         1,448,019
  Tower Automotive Capital Trust 6.75%           12,125           289,484
                                                              -----------
                                                                4,562,403
                                                              -----------
Banking, Finance & Insurance - 6.63%
  Chubb 7.00%                                    85,000         2,374,900
  Citigroup 2.00%                                30,000         1,180,320
  Washington Mutual 5.375%                       40,000         2,154,800
                                                              -----------
                                                                5,710,020
                                                              -----------
Cable, Media & Publishing - 2.03%
  Equity Securities Trust I 6.50%                40,000           831,200
  Interpublic Group 5.375%                       18,000           918,540
                                                              -----------
                                                                1,749,740
                                                              -----------
Consumer Products - 0.79%
  Newell Financial Trust I 5.25%                 15,000           678,750
                                                              -----------
                                                                  678,750
                                                              -----------
Energy - 6.27%
  Amerada Hess 7.00%                              5,000           362,250
  Centerpoint Energy 2.00%                       26,000           855,218
++Chesapeake Energy 144A 6.00%                   10,000           776,250
  El Paso Energy Capital Trust I 4.75%           34,600           967,070
  Unocal Capital Trust 6.25%                     19,800         1,029,600
++Williams 5.50%                                 20,000         1,412,500
                                                              -----------
                                                                5,402,888
                                                              -----------
Environmental Services - 1.08%
  Allied Waste Industries 6.25%                  13,100           933,768
                                                              -----------
                                                                  933,768
                                                              -----------
Food, Beverage & Tobacco - 1.38%
  Constellation 5.75%                            36,000         1,185,480
                                                              -----------
                                                                1,185,480
                                                              -----------

STATEMENT                     LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                Number of       Market
                                                  Shares         Value

CONVERTIBLE PREFERRED STOCK (continued)
Paper & Forest Products - 6.34%
  International Paper Capital 5.25%              65,000     $  3,290,625
  Temple-Inland 7.50%                            37,000        2,176,340
                                                            ------------
                                                               5,466,965
                                                            ------------
TOTAL CONVERTIBLE PREFERRED STOCK
  (cost $26,717,280)                                          27,019,014
                                                            ------------
COMMON STOCK - 6.38%
Electronics & Electrical Equipment - 2.19%
 +Benchmark Electronics                          47,878        1,393,250
 +Solectron                                      76,452          494,644
                                                            ------------
                                                               1,887,894
                                                            ------------
REITs - 4.19%
  American Home Mortgage Investment              94,500        2,450,385
 +Sunset Financial                              113,100        1,157,013
                                                            ------------
                                                               3,607,398
                                                            ------------
TOTAL COMMON STOCK (cost $5,655,324)                           5,495,292
                                                            ------------
PREFERRED STOCK - 3.64%
Energy - 1.30%
  Chesapeake Energy 5.00%                        10,000        1,116,250
                                                            ------------
                                                               1,116,250
                                                            ------------
REITs - 2.34%
  SL Green Realty 7.625%                         80,000        2,017,504
                                                            ------------
                                                               2,017,504
                                                            ------------
TOTAL PREFERRED STOCK (cost $3,000,000)                        3,133,754
                                                            ------------

                                              Principal
                                                Amount
COMMERCIAL PAPER - 6.38%
  Aquinas Funding 1.43% 7/1/04               $2,000,000        2,000,000
  Eiffel Funding 1.28% 7/6/04                 1,500,000        1,499,733
  Surrey Funding 1.50% 7/1/04                 2,000,000        2,000,000
                                                            ------------
TOTAL COMMERCIAL PAPER
  (cost $5,499,733)                                            5,499,733
                                                            ------------

TOTAL MARKET VALUE OF SECURITIES - 95.66%
  (cost $78,401,559)                                        $ 82,438,050
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 4.34%                                   3,743,897
                                                            ------------
NET ASSETS APPLICABLE TO 5,832,823 COMMON
  SHARES ($0.001 PAR VALUE) OUTSTANDING;
  EQUIVALENT TO $14.78 PER SHARE - 100.00%                  $ 86,181,947
                                                            ============

COMPONENTS OF NET ASSETS AT JUNE 30, 2004:+++
Paid in capital                                             $112,252,659
Accumulated net realized loss on investments                 (30,107,203)
Net unrealized appreciation of investments                     4,036,491
                                                             -----------
Total net assets                                            $ 86,181,947
                                                            ============

  *Zero coupon bond. The interest rate shown is the yield at the time of purchase.
  +Non-income producing security for the period ended June 30, 2004. ++Security exempt from registration under Rule 144A of the Securities Act of 1933.
   See Note G in "Notes to Financial Statements."
+++See Note C in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS
REIT - Real Estate Investment Trust

See accompanying notes.

STATEMENT                     LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
  OF OPERATIONS               Six Months Ended June 30, 2004 (Unaudited)




INVESTMENT INCOME:
  Dividends                                         $1,198,278
  Interest                                             933,790     $2,132,068
                                                    ----------     ----------

EXPENSES:
  Management fees                                      381,889
  Directors' fees                                       42,750
  Stock transfer & dividend disbursing fees             20,250
  Reports to shareholders                               19,500
  Legal fees                                            14,739
  Audit and related fees                                14,250
  NYSE fees                                             12,499
  Custodian fees                                         2,071
  Other                                                  5,000        512,948
                                                     ---------
  Less expenses absorbed or waived                                     (1,784)
  Less expenses paid indirectly                                          (365)
                                                                   ----------
  Total expenses                                                      510,799
                                                                   ----------
NET INVESTMENT INCOME                                               1,621,269
                                                                   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain on investments                                  1,972,840
  Net change in unrealized appreciation/depreciation
   of investments                                                  (3,483,221)
                                                                    ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                    (1,510,381)
                                                                   ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $110,888
                                                                   ==========

See accompanying notes

STATEMENTS                    LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
  OF CHANGES IN NET ASSETS

                                                                Six Months             Year
                                                                  Ended                Ended
                                                                  6/30/04             12/31/03
                                                                (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                        $  1,621,269          $ 2,558,728
  Net realized gain (loss) on investments                         1,972,840           (6,370,418)
  Net change in unrealized appreciation/depreciation
   of investments                                                (3,483,221)          22,513,794
                                                               ------------          -----------
  Net increase in net assets resulting from operations              110,888           18,702,104
                                                               ------------          -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                            (991,580)          (2,093,627)
  Return of capital                                                      --           (2,802,895)
                                                               ------------          -----------
                                                                   (991,580)          (4,896,522)
                                                               ------------          -----------
CAPITAL STOCK TRANSACTIONS:
  Proceeds for shares issued under dividend reinvestment plan            --               85,494
                                                               ------------          -----------
  Increase in net assets resulting from capital share
   transactions                                                          --               85,494
                                                               ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS                              (880,692)          13,891,076
                                                               ------------          -----------

NET ASSETS:
  Beginning of period                                            87,062,639           73,171,563
                                                               ------------          -----------
  End of period                                                 $86,181,947          $87,062,639
                                                               ============          ===========

Distributions in excess of net investment income                 $ (361,891)           $(991,580)
                                                               ============          ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of Common Stock outstanding throughout each period were as follows:

                                                                         Lincoln National Convertible Securities Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                            Ended                               Year Ended
                                                          6/30/04(1)    12/31/03    12/31/02     12/31/01     12/31/00(2)  12/31/99
                                                          (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                         $14.930     $12.560     $16.760      $17.190      $21.590      $16.360

INCOME (LOSS) FROM INVESTMENT OPERATIONS:(3)
Net investment income                                          0.278       0.439       0.560        0.830        0.910        0.840
Anti-dilutive impact due to capital shares repurchased            --          --       0.010        0.110        0.120           --
Net realized and unrealized gain (loss) on investments
  (net of taxes)                                              (0.258)      2.771      (3.840)      (0.610)      (4.550)       5.250
                                                             -------     -------     -------      -------      -------      -------
Total from investment operations                               0.020       3.210      (3.270)       0.330       (3.520)       6.090
                                                             -------     -------     -------      -------      -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS TO COMMON
  SHAREHOLDERS FROM:
Net investment income                                         (0.170)     (0.359)     (0.570)      (0.760)      (0.880)      (0.860)
In excess of net investment income(4)                             --          --      (0.250)          --           --           --
Return of capital                                                 --      (0.481)     (0.110)          --           --           --
                                                             -------     -------     -------      -------      -------      -------
Total dividends and distributions                             (0.170)     (0.840)     (0.930)      (0.760)      (0.880)      (0.860)
                                                             -------     -------     -------      -------      -------      -------

NET ASSET VALUE, END OF PERIOD                               $14.780     $14.930     $12.560      $16.760      $17.190      $21.590
                                                             =======     =======     =======      =======      =======      =======

Per Share Market Value, End of Period                        $12.690     $13.500     $12.090      $14.360      $14.750      $16.000
Total Investment Return Based on Market Value                 (4.82%)     18.87%      (9.35%)       2.57%       (2.62%)      21.57%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $86,182     $87,063     $73,172      $98,338     $106,227     $137,580
Ratio of expenses to average net assets                        1.18%       1.46%       1.46%        1.54%        1.23%        1.05%
Ratio of expenses to average net assets prior to expenses
  waived and expenses paid indirectly                          1.18%       1.53%       1.76%        1.74%        1.28%        1.06%
Ratio of net investment income to average net assets           3.73%       3.18%       3.89%        4.88%        4.10%        4.98%
Ratio of net investment income to average net assets prior
  to expenses waived and expenses paid indirectly              3.73%       3.11%       3.59%        4.68%        4.05%        4.97%
Portfolio turnover                                               53%         56%         77%         124%         121%         128%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return based on market value does not include the impact of the capital gains tax credit of $0.816 per share.

(3) The average shares outstanding method has been applied for per share information.

(4) Dividends that were declared in 2002 and payable in 2003.


See accompanying notes

NOTES                         LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
  TO FINANCIAL STATEMENTS     June 30, 2004 (Unaudited)




Lincoln National Convertible Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company, incorporated under the laws of Maryland. Fund shares are listed on the New York Stock Exchange under the symbol LNV.

NOTE A -- SUMMARY OF ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Investments -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Income Taxes -- It is the intention of the Fund to distribute substantially all net investment income and net realized gains. The Fund intends to continue to qualify for tax treatment accorded to "regulated investment companies" as defined by the applicable provisions of the Internal Revenue Code. On such basis, under present law, the Fund will not incur any liability for income taxes on the portion of its net investment income and net realized gains distributed to shareholders.

Distributions -- The Fund has a managed distribution policy. Under the policy, the Fund declares and pays quarterly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains, and, if necessary, a return of capital. As of June 30 2004, the current annualized rate is $0.68 per share. The Fund continues to evaluate its quarterly distribution in light of ongoing economic and market conditions and may change the amount of the quarterly distributions in the future.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Security transactions are recorded on the date the securities are purchased or sold (trade date). Cost of securities sold is determined on a specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Distributions to common shareholders are recorded on the ex-dividend date.

The Fund receives earnings credits from the custodian when positive balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2004 were $365. The expense paid under this agreement is included in its respective expense caption on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

NOTE B -- INVESTMENTS
For the six months ended June 30, 2004, the Fund made purchases of $22,492,019 and sales of $31,481,424 of investment securities other than U.S. government securities and short-term investments.

At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments was $78,401,559. At June 30, 2004, net unrealized appreciation was $4,036,491, of which $7,879,417 related to unrealized appreciation of investments and $3,842,946 related to unrealized depreciation of investments.

NOTE C -- DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 were as follows:

                                            Six Months            Year
                                              Ended              Ended
                                             6/30/04*           12/31/03
                                            ----------          --------
Ordinary income                              $991,580          $2,093,627
In excess of net investment income            361,891                  --
Return of capital                                  --           2,802,895
                                           ----------          ----------
Total                                      $1,353,471          $4,896,522
                                           ----------          ----------

*Tax information for the period ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end. Due to the timing of payment of dividends, some of the ordinary income will be reclassed to return of capital.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of excess distributions from the prior year. Results of operations and net assets were not affected by these reclassifications.

     Undistributed                     Accumulated
     Net Investment                     Realized                Paid-in
         Income                        Gain (Loss)              Capital
     --------------                   ------------              --------
        $361,891                           --                  $(361,891)

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end.

As of June 30, 2004, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                        $112,252,659
Capital loss carryforwards                            (30,107,203)
Unrealized appreciation on investments                  4,036,491
                                                     ------------
Net assets                                          $  86,181,947
                                                     ------------

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $7,044,778 expires in 2009, $11,847,326 expires in 2010, and $13,187,939 expires in 2011.

For the six months ended June 30, 2004, the Fund had capital gains of $1,972,840, which may be offset by the capital loss carry forwards.

NOTES                         LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.
  TO FINANCIAL STATEMENTS (CONTINUED)


NOTE D -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, a management fee of 0.21875% of net assets of the Fund as of the close of business on the last business day of each quarter (0.875% on an annual basis). Effective June 1, 2004, DMC has elected to waive 0.025% of its management fee through May 31, 2005.

Certain officers and directors of the Fund are also officers or directors of DMC and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide accounting and administration services which are paid for by DMC out of its investment advisory fees.

At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                 $173,030
Other expenses payable to DMC and affiliates*             221,865

*DMC, as part of its administrative services, pays Fund operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors' fees.

NOTE E -- CAPITAL SHARES
On March 22, 2000, the Board of Directors authorized the repurchase by the Fund of up to 5% of the Fund's outstanding common stock, for the purposes of enhancing shareholder value. The Fund's Board has authorized management of the Fund to repurchase such shares in open market transactions at prevailing market prices from time to time and in a manner consistent with the Fund continuing to seek to achieve its investment objective. The Board's actions were taken in light of the significant discounts at which the Fund's shares were trading, in order to provide additional liquidity to shareholders and to enhance the net asset value of the shares. On February 2, 2001, the Board of Directors extended the share repurchase program by authorizing the repurchase of an additional 5% of the Fund's outstanding common stock upon completion of the initial buyback program.

                                              Weighted
 Period         Shares                         Average         Discount
 Ended       Repurchased        Cost           Discount          Range
 ------      ------------      ------        ----------     ---------------
12/31/00       192,450       $3,353,064        19.32%       6.97% -- 30.28%
12/31/01       311,700        4,800,263        11.85%       6.62% -- 20.80%
12/31/02        41,350          617,056         8.45%       5.91% -- 12.05%

There were no shares repurchased during the year ended December 31, 2003 or the six months ended June 30, 2004.

Shares issued under the dividend reinvestment plan were as follows:

                                                            Shares
                                                            ------
Year ended December 31, 2003                                6,098

NOTE F -- CONTINGENCIES
In May 2000, a suit was filed against the Lincoln National Convertible Securities Fund, Inc. (the "Fund") and its Directors in the United States District Court for the Eastern District of Pennsylvania (the "District Court"). Goldstein v. Lincoln National Convertible Securities Fund, Inc., Case No. 00-CV-2653. The plaintiff was a stockholder of the Fund who, in April 2000, expressed an intention (a) to nominate candidates for the two director positions that were to be filled at the Fund's 2000 annual meeting in May, (b) to move that the shareholders pass a certain resolution at the 2000 annual meeting in May and (c) to solicit proxies. The Fund informed him that it would not permit him to raise the matters he wished to raise at the 2000 annual meeting because he had failed to notify the Fund of his intentions prior to a January 2000 deadline that had been announced in the Fund's proxy statement for the prior year. In the action, the plaintiff claimed that it was illegal for the Fund to enforce this deadline and that the defendants made false and misleading statements in the proxy materials that the Fund disseminated in connection with the 2000 annual meeting.

The primary relief that the plaintiff sought was an order compelling the Fund to put up two classes of its staggered board for election at the 2001 annual meeting--the class that would ordinarily be put up for election at that meeting but also the class that was elected at the 2000 annual meeting. The Fund asserted counterclaims against the plaintiff, contending that arrangements he had with various beneficial holders of the Fund's shares gave rise to violations of the federal securities laws. On April 27, 2001, the District Court found in favor of the plaintiff. This ruling was based on the District Court's conclusion that the published deadline for submitting shareholder proposals was invalid and unenforceable because it was not also reflected in the Fund's bylaws. The District Court also ruled in favor of the plaintiff with respect to the Fund's counterclaim. The District Court issued an order setting aside the election of the Fund's Class 1 Directors at the 2000 annual meeting and ordered that a new election be conducted with respect to the Class 1 Director positions. The Board of Directors appealed the ruling of the District Court in this case. In March 2003, the Fund and its Directors reached a financial settlement with the plaintiff, the entire cost of which was borne by the Fund's investment advisor. The District Court's decision in favor of the plaintiff was subsequently vacated in April 2003.

In addition, in January 2001, an action was filed against the Fund and its Directors in the Circuit Court for Baltimore City in Baltimore, Maryland. Daniels v. Lincoln National Convertible Securities Fund, Inc. (Daniels I). This action purports to have been brought on behalf of a class consisting of all the Fund's shareholders. The allegations in this action are functionally identical to those in the action described above.

In September 2001, the plaintiff in Daniels I filed a separate class action complaint in the District Court for the Southern District of New York. In addition to the Fund and its directors, the complaint in Daniels v. Lincoln National Convertible Securities Fund, Inc. (Daniels II) names Lincoln Investment Management (the Fund's investment advisor prior to January 1, 2001) and Delaware Management Company (the Fund's current investment advisor) as defendants. The complaint alleges that the defendants engaged in a joint transaction in contravention of Section 17(d) of the Investment Company Act of 1940. Specifically, the complaint alleges that the Directors and the Fund's investment advisor improperly used Fund assets to finance a proxy contest against Mr. Goldstein and related litigation. The plaintiff seeks unspecified damages and attorney's fees.

NOTE G - MARKET AND CREDIT RISKS
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

IMPORTANT
  FUND INFORMATION

APPOINTMENT OF NEW INDEPENDENT AUDITORS
The Audit Committee and the Board of Directors decided not to retain PricewaterhouseCoopers LLP for the 2003 fiscal year and, instead, approved the appointment of Ernst & Young LLP as the Fund's independent auditors on February 25, 2003. The reports of PricewaterhouseCoopers LLP on the Fund's financial statements for fiscal years 2001 and 2002 contained no adverse opinions or disclaimers of opinion, nor were they qualified or modified in any way as to uncertainty, audit scope, or accounting principles.
 In addition, during fiscal years 2001 and 2002 and through February 25, 2003, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

SHAREHOLDER MEETING RESULTS
2004 Annual Shareholder Meeting

The Fund held its annual meeting of shareholders on June 10, 2004. At the annual meeting, the Fund's shareholders elected seven Directors. The result of the voting at the annual meeting was as follows:
--------------------------------------------------------------------------------
                                                             FORWITHHELD A
NOMINEE                                   SHARES VOTED          UTHORITY
--------------------------------------------------------------------------------
Thomas L. Bindley                          5,589,702             83,736
--------------------------------------------------------------------------------
Richard M. Burridge, Sr.                   5,578,543             94,896
--------------------------------------------------------------------------------
Adela Cepeda                               5,588,217             85,221
--------------------------------------------------------------------------------
Patrick P. Coyne                           5,587,007             86,431
--------------------------------------------------------------------------------
Roger J. Deshaies                          5,588,439             84,999
--------------------------------------------------------------------------------
H. Thomas McMeekin                         5,584,563             88,876
--------------------------------------------------------------------------------
Daniel R. Toll                             5,582,264             91,174
--------------------------------------------------------------------------------

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Lincoln National Convertible Securities Fund, Inc. shareholders. The return and principal value of an investment in the Fund will fluctuate so that shares, when resold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its own common stock on the open market at market prices.

CORPORATE INFORMATION

INVESTMENT ADVISOR
Delaware Management Company
2005 Market Street
Philadelphia, PA  19103-7094

ADMINISTRATOR
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

INDEPENDENT AUDITORS
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103-7042

DIVIDEND DISBURSING AGENT, TRANSFER
AGENT AND REINVESTMENT PLAN AGENT
Mellon Investor Services LLC
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ 07666
800 851-9677

STOCK EXCHANGE

The Fund's stock is traded on the New York
Stock Exchange (NYSE) under the symbol LNV.

FOR SECURITIES DEALERS AND FINANCIAL
INSTITUTIONS REPRESENTATIVES
800 362-7500

AUTOMATIC DIVIDEND REINVESTMENT PLAN

Any registered shareholder of Lincoln National Convertible Securities Fund, Inc. may participate in the Automatic Dividend Reinvestment Plan (the "Plan"). If you are a beneficial owner whose shares are registered in the name of another (e.g., in a broker's "street name") and desire to participate in the Plan, you must become a registered holder by transferring the shares to your name.

To participate in the Plan, you must complete and forward an authorization card to Mellon Investor Services LLC, the Plan agent. This card authorizes the Plan agent to receive your dividends and other distributions from the Fund in additional shares of common stock. The additional shares will be issued by the Fund, if the net asset value per share is equal to or lower than the market price of the Fund's common stock plus brokerage commissions. If the net asset value per share is higher than the market price of the Fund's common stock plus brokerage commissions, the additional shares will be purchased in the open market and the cost of the brokerage commissions will be charged to each participant on a pro-rata basis. The Plan also allows the Plan agent to accept optional cash contributions. Each optional cash contribution by a participant must be not less than $100 and not more than $3,000 per dividend period and must be received by the Plan agent not less than five business days and no more than 30 days prior to the dividend payment date.

Shares will be held by the Plan agent. You will receive a statement each time shares are distributed by the Fund or purchased for you.

There is no direct charge for Plan participation. The administrative costs of the Plan are borne by the Fund.

If your dividends and other distributions are reinvested, they will be subject to capital gains and income taxes as if they were paid to you in cash.

You may terminate your participation in the Plan at any time by giving written notice to the Plan agent.

For additional information on the Plan, please write to:

Mellon Investor Services LLC
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ 07666
or call 800 851-9677.


--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------



(8845)                                                       Printed in the USA
SA-LNCS [6/04] IVES 8/04                                                  J9758

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6. Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT: Lincoln National Convertible Securities Fund, Inc.

DAMON J. ANDRES
---------------------------
By:    Damon J. Andres
Title: Vice President
Date:  August 24, 2004
       ---------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

DAMON J. ANDRES
--------------------------------
By:    Damon J. Andres
Title: Vice President
Date:  August 24, 2004
       ---------------


JOHN J. O'CONNOR
--------------------------------
By:    John J. O'Connor
Title: Assistant Treasurer
Date:  August 24, 2004
       ---------------